H5 Fees to auditors	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
H5 Fees to auditors

Fees to auditors

	Deloitte	Others	Total
2024
Audit fees	178	21	199
Audit-related fees	4	3	7
Tax fees	3	50	53
All other fees	2	35	37
Total	187	109	296

2023
Audit fees	164	8	172
Audit-related fees	6	–	6
Tax fees	12	13	25
All other fees	–	37	37
Total	182	58	240

2022
Audit fees	163	7	170
Audit-related fees	7	2	9
Tax fees	2	11	13
All other fees	1	22	23
Total	173	42	215
At the 2024 Annual General Meeting, Deloitte was appointed auditor for the period until the 2025 Annual General Meeting.
The audit-related services include quarterly reviews and assurance regarding Ericsson’s Sustainability and Corporate Responsibility Report. The tax services include corporate tax compliance work. Other services include work related to agreed-upon-procedures engagements.